INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Components Of Deferred Tax Assets And Liabilities

	2016	2015
Warrants	$1,787,277	$1,628,402
Net operating loss carryovers	12,164,076	5,681,218
Development stage losses	0	330,143
Residual portfolio amortization	0	641,147
Management equity awards	765,141	351,651
Fixed Assets	0	(23,990)
Intangibles	0	2,437
Goodwill	0	685,665
Total deferred tax assets	14,716,494	9,296,673
Valuation allowance	(14,716,494)	(9,296,673)
Net deferred tax asset	$0	$0

Schedule Of Effective Income Tax Rate Reconciliation
The losses before income taxes and equity investment loss at the 34% federal statutory and foreign (India) tax rate reconciles to our tax provisions:

	2016			2015
	Domestic	Foreign	Total	Domestic	Foreign	Total
Loss from continuing operations, before income taxes	$(14,957,688)	$(4,638,370)	$(17,663,164)	$(7,391,630)	$(3,950,444)	$(11,342,074)
Income tax benefit at statutory rate	(5,085,614)	(1,577,046)	(6,662,660)	(2,513,154)	(1,343,151)	(3,856,305)
Equity investment adjustment	1,305,093		1,305,093	126,660	0	126,660
Items not deductible for tax purposes	7,914		7,914	20,951	0	20,951
Change in valuation allowance	3,772,607	1,655,161	5,427,768	2,365,543	0	2,365,543
Rate difference in foreign jurisdiction	0	(63,288)	(63,288)	0	1,570,327	1,570,327
Income tax expense	$0	$14,827	$14,827	$0	$227,176	$227,176